Real Estate Facilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Activity in Real Estate Facilities
The following summarizes the activity in real estate facilities during the nine months ended September 30, 2020:

Real estate facilities
Balance at December 31, 2019	$1,173,825,368
Real estate acquisitions	812,892
Construction in process placed in service	13,389,703
Impact of foreign exchange rate changes	(4,145,778)
Improvements and additions	7,155,135

Balance at September 30, 2020	$1,191,037,320

Accumulated depreciation
Balance at December 31, 2019	$(83,692,491)
Depreciation expense	(23,136,367)
Impact of foreign exchange rate changes	272,635

Balance at September 30, 2020	$(106,556,223)

The following summarizes the activity in real estate facilities during the years ended December 31, 2019 and 2018:

Real estate facilities
Balance at December 31, 2017	$829,679,477
Impact of foreign exchange rate changes	(11,915,703)
Improvements and additions	2,532,252

Balance at December 31, 2018	820,296,026
Facilities acquired through merger with SSGT	334,139,296
Asset disposals	(11,688,993)
Corporate office acquired through Self Administration Transaction	6,500,000
Other facility acquisitions	10,430,942
Impact of foreign exchange rate changes	6,582,603
Improvements and additions	7,565,494

Balance at December 31, 2019	$1,173,825,368

Accumulated depreciation
Balance at December 31, 2017	$(34,686,973)
Depreciation expense	(20,134,068)
Impact of foreign exchange rate changes	556,356

Balance at December 31, 2018	(54,264,685)
Asset disposals	202,416
Depreciation expense	(29,188,668)
Impact of foreign exchange rate changes	(441,554)

Balance at December 31, 2019	$(83,692,491)

Summary of Reconciles Total Consideration Transferred
The estimated fair value of the consideration transferred totaled approximately $111.3 million and consisted of the following:

Estimated Fair Value of Consideration Transferred
Cash (1)	$3,918,185
Class A-1 Units	63,643,000
Class A-2 Units (contingent earnout)	30,900,000

Total Consideration Transferred	98,461,185

Fair value of our preexisting 50% equity interests	12,800,000

Total	$111,261,185

(1)	We assumed a net asset of approximately $0.5 million, which per the Contribution Agreement we were required to pay to SAM the value thereof and such amount was included above as cash consideration.

The estimated fair value of the consideration transferred totaled approximately $111.3 million and consisted of the following:

Estimated Fair Value of Consideration Transferred
Cash (1)	$3,918,185
Class A-1 Units	63,643,000
Class A-2 Units (contingent earnout)	30,900,000

Total Consideration Transferred	98,461,185

Fair value of our preexisting 50% equity interests	12,800,000

Total	$111,261,185

Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Identifiable Assets Acquired at Fair Value
Cash and cash equivalents	$36,443
Restricted cash	94,999
Land	975,000
Building	5,389,000
Site Improvements	136,000
Equipment, furniture and fixtures	651,000
Investments in Managed REITs	5,600,000
Other assets	1,084,629
Intangibles - customer relationships	1,600,000
Trademarks	19,800,000
Intangibles - management contracts	24,900,000

Total identifiable assets acquired	$60,267,071

Identifiable Liabilities Assumed at Fair Value
Debt	$19,219,126
Accounts payable and accrued expenses	722,286
Deferred tax liabilities, net	7,415,654

Total liabilities assumed	$27,357,066

Net identifiable assets acquired	$32,910,005
Goodwill	78,372,980
Non-controlling interest related to consolidated Tenant Programs joint ventures	(21,800)

Net assets acquired	$111,261,185

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Identifiable Assets Acquired at Fair Value
Cash and cash equivalents	$36,443
Restricted cash	94,999
Land	975,000
Building	5,389,000
Site Improvements	136,000
Equipment, furniture and fixtures	651,000
Investments in Managed REITs	5,600,000
Other assets	1,084,629
Intangibles - customer relationships	1,600,000
Trademarks	19,800,000
Intangibles - management contracts	24,900,000

Total identifiable assets acquired	$60,267,071

Identifiable Liabilities Assumed at Fair Value
Debt	$19,219,126
Accounts payable and accrued expenses	722,286
Deferred tax liabilities, net	7,415,654

Total liabilities assumed	$27,357,066

Net identifiable assets acquired	$32,910,005
Goodwill	78,372,980
Non-controlling interest related to consolidated Tenant Programs joint ventures	(21,800)

Net assets acquired	$111,261,185

Summary of Purchase Price Allocation for Acquisitions
The following table summarizes our purchase price allocation for our acquisitions during the year ended December 31, 2019:

Acquisition	Acquisition Date	Real Estate Assets	Construction in Process (4)	Intangibles	Total (1)	Debt Issued or Assumed	2019 Revenue (2)	2019 Property Operating Income (2)(3)
SSGT Mergers (5)	1/24/2019	$334,139,296	$5,370,773	$13,571,765	$353,081,834	$193,376,846	$21,909,300	$12,032,555
Riggs Rd - Gilbert (6)	7/11/2019	10,430,942	—	—	10,430,942	5,702,000	62,085	(44,459)

2019 Total		$344,570,238	$5,370,773	$13,571,765	$363,512,776	$199,078,846	$21,971,385	$11,988,096

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(2)
The operating results of the self storage properties acquired during the year ended December 31, 2019 have been included in our consolidated statements of operations since their respective acquisition date.

(3)	Property operating income excludes corporate general and administrative expenses, asset management fees, interest expenses, depreciation, amortization and acquisition expenses.
(4)	Construction in process relates to the Torbarrie property in Toronto, Canada, which is a self storage property under construction. Such facility partially opened in March 2020.
(5)
SSGT had stated investment objectives to acquire opportunistic self storage properties, including development, and lease-up
properties. As a result, many of its properties were not physically and/or economically stabilized as of the date of the SSGT Mergers.

(6)	The Gilbert Property was recently developed and acquired, with 0% occupancy as of its acquisition date.

Strategic Storage Growth Trust, Inc
Summary of Reconciles Total Consideration Transferred
The following table reconciles the total consideration transferred during the SSGT Mergers:

Fair value of consideration transferred:
Cash	$346,231,561	(1)
Issuance of limited partnership units in our Operating Partnership to SS Growth Advisor, LLC	4,217,399

Total consideration transferred	$350,448,960

(1)
The approximately $346 million cash consideration consisted of approximately $320 million paid to the SSGT stockholders, approximately $19 million of SSGT debt that was repaid at closing, approximately $5 million of other SSGT liabilities paid at closing, and approximately $1 million in transaction costs.

The following table reconciles the total consideration transferred during the SSGT Mergers:

Fair value of consideration transferred:
Cash	$346,231,561	(1)
Issuance of limited partnership units in our Operating Partnership to SS Growth Advisor, LLC	4,217,399

Total consideration transferred	$350,448,960

(1)
The approximately $346 million cash consideration consisted of approximately $320 million paid to the SSGT shareholders, approximately $19 million of SSGT debt that was repaid at closing, approximately $5 million of other SSGT liabilities paid at closing, and approximately $1 million in transaction costs.

Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SSGT Mergers:

Assets Acquired:
Land	$62,261,573
Buildings	255,743,767
Site improvements	16,133,956
Construction in process	5,370,773
Intangible assets	13,571,765
Cash and cash equivalents	692,965
Other assets	6,536,838

Total assets acquired	$360,311,637
Liabilities assumed:
Debt	$5,038,435
Accounts payable and accrued liabilities	4,824,242

Total liabilities assumed	$9,862,677

Total net assets acquired	$350,448,960